UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.             REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim International Index Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Country as of June 29, 2012

Country	% of Portfolio Investments
Australia	8.18%
Austria	0.25%
Belgium	1.07%
Bermuda	0.11%
China	0.03%
Denmark	1.11%
Finland	0.71%
France	8.13%
Germany	7.47%
Greece	0.05%
Guernsey	0.04%
Hong Kong	2.78%
Ireland	0.73%
Israel	0.55%
Italy	1.98%
Japan	20.81%
Jersey	0.08%
Luxembourg	0.33%
Mexico	0.05%
Netherlands	4.71%
New Zealand	0.13%
Norway	0.69%
Portugal	0.13%
Singapore	1.73%
Spain	2.49%
Sweden	2.92%
Switzerland	8.38%
Taiwan	0.01%
United Kingdom	18.68%
United States	5.67%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,031.20	$3.55

Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.54

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 8.85%
2,493	Acerinox SA (a)	$27,939
7,114	Air Liquide SA (a)	813,335
5,000	Air Water Inc (a)	60,624
5,562	Akzo Nobel NV (a)	261,774
58,962	Alumina Ltd (a)	48,361
29,825	Anglo American PLC (a)	979,971
9,741	Antofagasta PLC (a)	166,475
19,752	ArcelorMittal (a)	302,197
1,324	Arkema SA (a)	86,813
29,000	Asahi Kasei Corp (a)	157,198
20,360	BASF SE (a)	1,415,724
18,519	Bayer AG (a)	1,334,469
73,684	BHP Billiton Ltd (a)	2,400,059
47,665	BHP Billiton PLC (a)	1,354,376
7,604	Boliden AB (a)	106,105
1,255	Brenntag AG (a)	138,888
2,466	Croda International PLC (a)(b)	87,579
12,000	Daicel Corp (a)	73,819
10,000	Daido Steel Co Ltd (a)	62,315
12,000	Denki Kagaku Kogyo KK (a)	41,949
5,297	Eurasian Natural Resources Corp PLC (a)	34,563
3,168	Evraz PLC (a)(b)	12,987
29,251	Fortescue Metals Group Ltd (a)(c)	149,462
4,903	Fresnillo PLC (a)	112,230
190	Givaudan SA (a)	186,478
34,558	Glencore International PLC (a)(c)	160,360
4,100	Hitachi Chemical Co Ltd (a)	64,593
5,000	Hitachi Metals Ltd (a)	59,670
1,000	Holmen AB Class B (a)	27,227
9,547	Iluka Resources Ltd (a)	112,677
32,160	Incitec Pivot Ltd (a)	95,011
12,594	Israel Chemicals Ltd (a)	139,344
5,000	Japan Steel Works Ltd (a)	27,606
10,500	JFE Holdings Inc (a)	175,740
4,312	Johnson Matthey PLC (a)	149,471
2,400	JSR Corp (a)	41,644
3,557	K+S AG (a)	162,843
6,000	Kaneka Corp (a)	33,183
6,000	Kansai Paint Co Ltd (a)	64,295
6,425	Kazakhmys PLC (a)	72,795
64,000	Kobe Steel Ltd (a)	76,989
3,472	Koninklijke DSM NV (a)	171,168
8,800	Kuraray Co Ltd (a)	114,043
1,909	Lanxess AG (a)	120,811
3,875	Linde AG (a)	603,496
1,716	Lonmin PLC (a)(c)	20,861
607	Lonza Group AG (a)	25,254
25,429	Lynas Corp Ltd (a)(b)(c)	22,505
32,000	Mitsubishi Chemical Holdings Corp (a)	141,065
4,000	Mitsubishi Gas Chemical Co Inc (a)	22,740
20,000	Mitsubishi Materials Corp (a)	57,998
12,000	Mitsui Chemicals Inc (a)	30,050
16,959	Newcrest Mining Ltd (a)	394,654
2,100	Nippon Paper Group Inc (a)(c)	33,338
119,000	Nippon Steel Corp (a)	269,912
1,000	Nisshin Steel Co Ltd (a)(b)	1,404
3,900	Nitto Denko Corp (a)	167,094

Shares		Value

Basic Materials — (continued)
20,313	Norsk Hydro ASA (a)(c)	$91,605
13,000	OJI Paper Co Ltd (a)	49,810
7,669	Orica Ltd (a)	195,343
7,897	OZ Minerals Ltd (a)	64,429
2,169	Randgold Resources Ltd (a)	194,568
9,942	Rio Tinto Ltd (a)	583,664
30,944	Rio Tinto PLC (a)	1,470,325
630	Salzgitter AG (a)	25,934
9,400	Shin-Etsu Chemical Co Ltd (a)(d)	517,639
20,000	Showa Denko KK (a)	38,857
1,195	Solvay SA (a)	117,984
4,205	SSAB AB Class A (a)	34,950
16,624	Stora Enso OYJ Class R (a)	102,348
30,000	Sumitomo Chemical Co Ltd (a)	92,216
84,000	Sumitomo Metal Industries Ltd (a)	138,567
11,000	Sumitomo Metal Mining Co Ltd (a)	123,960
13,631	Svenska Cellulosa AB Class B (a)	204,512
2,113	Syngenta AG (a)	723,333
11,000	Taiyo Nippon Sanso Corp (a)	64,270
11,078	ThyssenKrupp AG (a)	180,457
13,000	Tosoh Corp (a)	35,453
17,000	Ube Industries Ltd/Japan (a)	39,542
3,149	Umicore SA (a)	145,595
13,333	UPM-Kymmene OYJ (a)	150,831
1,322	Vedanta Resources PLC (a)(c)	18,939
1,467	Voestalpine AG (a)(c)	38,963
146	Wacker Chemie AG (a)	10,058
46,409	Xstrata PLC (a)	583,445
2,300	Yamato Kogyo Co Ltd (a)	64,051
4,096	Yara International ASA (a)	179,248

		20,356,427

Communications — 7.13%
41,098	Alcatel-Lucent/France (a)(b)	67,643
1,548	Axel Springer AG (a)	66,508
2,321	Belgacom SA (a)	66,003
21,349	Bezeq The Israeli Telecommunication Corp Ltd (a)	22,715
25,337	British Sky Broadcasting Group PLC (a)	276,022
170,381	BT Group PLC (a)	564,294
1,900	Dena Co Ltd (a)	50,011
5,500	Dentsu Inc (a)	163,024
61,626	Deutsche Telekom AG (a)	675,388
3,668	Elisa OYJ (a)(c)	73,863
3,047	Eutelsat Communications SA (a)	93,731
65,604	Fairfax Media Ltd (a)(c)	37,632
99,000	Foxconn International Holdings Ltd (a)(b)	36,167
39,792	France Telecom SA (a)	523,202
2,400	Gree Inc (a)(c)	47,742
1,200	Hakuhodo DY Holdings Inc (a)	79,633
567	Iliad SA (a)	82,104
11,748	Inmarsat PLC (a)	90,643
102,224	ITV PLC (a)	122,925
2,895	JCDecaux SA (a)	63,842
82	Jupiter Telecommunications Co Ltd (b)	83,605

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Communications — (continued)
2,175	Kabel Deutschland Holding AG (a)(b)	$135,546
66	KDDI Corp (a)	425,760
36,784	Koninklijke KPN NV (a)(c)	351,729
1,541	Lagardere SCA (a)	43,015
10,672	Mediaset SpA (a)	18,691
1,473	Millicom International Cellular SA (a)	139,016
600	Mobistar SA	20,532
671	Modern Times Group AB Class B (a)	31,058
1,242	NICE Systems Ltd (a)(b)	45,480
9,300	Nippon Telegraph & Telephone Corp (a)	433,664
90,680	Nokia OYJ (a)(c)	184,987
349	NTT DOCOMO INC (a)(d)	580,737
130,000	PCCW Ltd (a)	47,944
18,095	Pearson PLC (a)	358,752
13,724	Portugal Telecom SGPS SA (a)	60,106
851	ProSiebenSat.1 Media AG (a)	19,077
2,903	Publicis Groupe SA (a)(c)	132,765
13,800	Rakuten Inc (a)	142,674
14,139	Reed Elsevier NV (a)	161,305
28,009	Reed Elsevier PLC (a)	224,276
294	SBI Holdings Inc/Japan (a)	21,847
6,271	SES SA (a)	148,270
38,000	Singapore Press Holdings Ltd (a)	117,388
176,000	Singapore Telecommunications Ltd (a)	460,902
20,300	Softbank Corp (a)(d)	755,641
12,000	StarHub Ltd (a)	32,525
555	Swisscom AG (a)	223,599
12,455	TDC A/S (a)	86,558
7,421	Tele2 AB (a)	114,984
53,335	Telecom Corp of New Zealand Ltd (a)	101,555
198,512	Telecom Italia SpA (a)	196,159
116,016	Telecom Italia SpA (a)	94,016
66,685	Telefonaktiebolaget LM Ericsson (a)	610,149
92,868	Telefonica SA (a)	1,222,465
5,086	Telekom Austria AG (a)	49,990
781	Telenet Group Holding NV (a)(b)	34,175
15,853	Telenor ASA (a)	265,035
44,373	TeliaSonera AB (a)	283,487
96,151	Telstra Corp Ltd (a)	364,308
1,400	Trend Micro Inc (a)	41,245
1,506	United Internet AG (a)	25,890
28,786	Vivendi SA (a)	534,871
1,126,342	Vodafone Group PLC (a)	3,164,982
8,216	Wolters Kluwer NV (a)	130,632
28,624	WPP PLC (a)	347,263
420	Yahoo Japan Corp (a)	135,981

		16,407,728

Consumer, Cyclical — 10.91%
500	ABC-Mart Inc (a)(b)	18,708
4,030	Accor SA (a)	126,290
4,748	Adidas AG (a)	340,328

Shares		Value

Consumer, Cyclical — (continued)
13,900	Aeon Co Ltd (a)(c)	$173,237
4,900	Aisin Seiki Co Ltd (a)	163,797
14,000	All Nippon Airways Co Ltd (a)(c)	39,663
3,900	Asics Corp (a)	49,474
2,400	Autogrill SpA (a)	21,775
7,223	Bayerische Motoren Werke AG (a)	522,714
14,800	Bridgestone Corp (a)	339,869
10,107	Burberry Group PLC (a)	210,276
3,370	Carnival PLC (a)	115,169
16,000	Cathay Pacific Airways Ltd (a)	25,940
1,331	Christian Dior SA (a)	183,049
11,942	Cie Financiere Richemont SA Class A (a)	655,733
4,118	Cie Generale des Etablissements Michelin (a)	269,426
5,200	Citizen Holdings Co Ltd (a)	30,497
12,000	City Developments Ltd (a)	106,967
41,870	Compass Group PLC (a)	439,181
1,968	Continental AG (a)	164,054
14,504	Crown Ltd (a)	126,834
4,000	Daihatsu Motor Co Ltd (a)	70,029
20,452	Daimler AG (a)	919,103
11,000	Daiwa House Industry Co Ltd (a)	156,034
10,500	Denso Corp (a)	358,796
2,831	Deutsche Lufthansa AG (a)	32,729
9,170	Echo Entertainment Group Ltd (a)	40,431
6,239	Electrolux AB Series B (a)	124,159
1,900	FamilyMart Co Ltd (a)	86,961
1,200	Fast Retailing Co Ltd (a)	240,110
18,000	Fiat Industrial SpA (a)	177,175
15,655	Fiat SpA (a)(b)	78,930
12,000	Fuji Heavy Industries Ltd (a)	97,225
25,000	Galaxy Entertainment Group Ltd (a)(b)	62,897
154,000	Genting Singapore PLC (a)	173,002
41,222	GKN PLC (a)	116,807
1,000	Harvey Norman Holdings Ltd (a)(b)(c)	2,011
22,285	Hennes & Mauritz AB Class B (a)	799,897
5,000	Hino Motors Ltd (a)	36,189
1,200	Hitachi High-Technologies Corp (a)	29,549
37,200	Honda Motor Co Ltd (a)(d)	1,298,114
256	Hugo Boss AG (a)(b)	25,363
5,038	Inditex SA (a)	520,755
6,151	InterContinental Hotels Group PLC (a)	147,985
31,003	International Consolidated Airlines Group SA (a)(b)	77,786
9,200	Isetan Mitsukoshi Holdings Ltd (a)	97,744
26,000	Isuzu Motors Ltd (a)	139,266
35,600	ITOCHU Corp (a)	374,179
8,000	J Front Retailing Co Ltd (a)	40,212
2,000	Jardine Cycle & Carriage Ltd (a)	73,712
1,900	JTEKT Corp (a)	19,672
52,656	Kingfisher PLC (a)	237,449
2,000	Koito Manufacturing Co Ltd (a)	28,024
1,800	Lawson Inc (a)	125,877
128,000	Li & Fung Ltd (a)	247,840
11,500	Lifestyle International Holdings Ltd (a)	25,340
37,655	Marks & Spencer Group PLC (a)	191,967

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
36,000	Marubeni Corp (a)	$239,864
4,400	Marui Group Co Ltd (a)	33,653
67,000	Mazda Motor Corp (a)(b)	91,237
1,300	McDonald’s Holdings Co Japan Ltd (a)(b)	36,590
8,400	MGM China Holdings Ltd (a)(b)	12,880
32,300	Mitsubishi Corp (a)(d)	652,922
2,000	Mitsubishi Logistics Corp (a)(b)	21,147
84,000	Mitsubishi Motors Corp (a)(b)	84,704
37,300	Mitsui & Co Ltd (a)(d)	554,272
4,900	Namco Bandai Holdings Inc (a)	67,197
3,695	Next PLC (a)	185,475
4,000	NGK Insulators Ltd (a)	44,294
5,000	NGK Spark Plug Co Ltd (a)	66,042
7,700	NHK Spring Co Ltd (a)	83,151
2,500	Nintendo Co Ltd (a)	291,952
54,100	Nissan Motor Co Ltd (a)(d)	513,719
950	Nitori Holdings Co Ltd (a)	89,831
3,000	NOK Corp (a)	64,054
2,747	Nokian Renkaat OYJ (a)	104,351
2,593	OPAP SA (a)	16,230
1,300	Oriental Land Co Ltd (a)	148,647
49,600	Panasonic Corp (a)	405,471
5,835	Peugeot SA (a)(b)	57,545
6,982	Pirelli & C. SpA (a)	73,638
3,262	Porsche Automobil Holding SE (a)(c)	162,264
1,605	PPR (a)	228,763
28,368	Qantas Airways Ltd (a)(b)	31,515
4,523	Renault SA (a)	180,615
54,800	Sands China Ltd (a)	176,293
1,500	Sankyo Co Ltd (a)	73,199
1,200	Sanrio Co Ltd (a)	43,750
6,868	Scania AB (a)	117,698
5,100	Sega Sammy Holdings Inc (a)	103,742
7,000	Sekisui Chemical Co Ltd (a)	65,035
15,000	Sekisui House Ltd (a)	141,631
16,500	Seven & I Holdings Co Ltd (a)(d)	497,398
26,000	Shangri-La Asia Ltd (a)	49,941
18,000	Sharp Corp/Japan (a)	91,709
600	Shimamura Co Ltd (a)	69,333
1,700	Shimano Inc (a)	111,457
14,000	Singapore Airlines Ltd (a)	115,444
43,000	SJM Holdings Ltd (a)	80,572
26,654	SKYCITY Entertainment Group Ltd (a)(b)	72,814
21,100	Sojitz Corp (a)	34,911
21,900	Sony Corp (a)(d)	313,154
2,400	Stanley Electric Co Ltd (a)	37,272
24,300	Sumitomo Corp (a)	340,001
18,400	Sumitomo Electric Industries Ltd (a)	229,280
4,300	Sumitomo Rubber Industries Ltd (a)	56,007
7,900	Suzuki Motor Corp (a)	162,210
655	Swatch Group AG (a)	258,883
934	Swatch Group AG (a)	64,980
9,170	TABCORP Holdings Ltd (a)	27,653
8,000	Takashimaya Co Ltd (a)	61,489
22,163	Tatts Group Ltd (a)	59,723
12,000	Teijin Ltd (a)	36,530
4,100	Toho Co Ltd/Tokyo (a)	70,930

Shares		Value

Consumer, Cyclical — (continued)
38,000	Toray Industries Inc (a)	$259,117
1,300	Toyoda Gosei Co Ltd (a)(b)	29,969
1,400	Toyota Boshoku Corp (a)(b)	17,014
4,700	Toyota Industries Corp (a)	134,753
61,700	Toyota Motor Corp (a)(d)	2,490,349
5,200	Toyota Tsusho Corp (a)	99,401
24,339	TUI Travel PLC (a)	64,667
830	USS Co Ltd (a)	89,558
789	Volkswagen AG (a)	119,229
3,191	Volkswagen AG (a)	505,545
30,264	Volvo AB Class B (a)	346,024
22,484	Wesfarmers Ltd (a)	692,094
4,927	Whitbread PLC (a)	156,577
6,482	Wolseley PLC (a)	241,499
35,200	Wynn Macau Ltd (a)	83,062
2,110	Yamada Denki Co Ltd (a)	108,029
7,600	Yamaha Corp (a)	78,209
3,300	Yamaha Motor Co Ltd (a)	31,599
19,500	Yue Yuen Industrial Holdings Ltd (a)	61,309

		25,109,366

Consumer, Non-cyclical — 21.11%
366	Abertis Infraestructuras SA (b)	4,930
7,323	Abertis Infraestructuras SA (a)	98,967
2,905	Actelion Ltd (a)	119,489
3,101	Adecco SA (a)	137,901
6,191	Aggreko PLC (a)	201,238
15,000	Ajinomoto Co Inc (a)	208,764
700	Alfresa Holdings Corp (a)	37,186
18,161	Anheuser-Busch InBev (a)	1,431,839
2,088	Aryzta AG (a)	103,930
7,700	Asahi Group Holdings Ltd (a)	165,429
7,566	Associated British Foods PLC (a)	152,119
10,100	Astellas Pharma Inc (a)	440,751
29,909	AstraZeneca PLC (a)	1,336,325
7,687	Atlantia SpA (a)	98,114
10,225	Babcock International Group PLC (a)	136,866
36	Barry Callebaut AG (a)	32,751
2,298	Beiersdorf AG (a)	148,974
1,400	Benesse Holdings Inc (a)	62,683
31,471	Brambles Ltd (a)	199,599
43,957	British American Tobacco PLC (a)	2,234,423
9,376	Bunzl PLC (a)	153,101
1,270	Bureau Veritas SA (a)	112,980
15,580	Capita PLC (a)	159,972
2,256	Carlsberg A/S Class B (a)	178,072
12,229	Carrefour SA (a)(c)	225,814
1,416	Casino Guichard Perrachon SA (a)	124,465
1,000	Celesio AG (a)	16,368
5,600	Chugai Pharmaceutical Co Ltd (a)(c)	106,161
4,448	Cie Generale d’Optique Essilor International SA (a)	413,219
5,340	Coca Cola Hellenic Bottling Co SA (b)	94,609
12,392	Coca-Cola Amatil Ltd (a)	170,296
1,300	Coca-Cola West Co Ltd (a)(b)	22,667
1,649	Cochlear Ltd (a)(c)	111,988

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
536	Coloplast A/S Class B (a)	$96,377
964	Colruyt SA (a)	43,008
11,855	CSL Ltd (a)	480,859
12,000	Dai Nippon Printing Co Ltd (a)	94,007
13,900	Daiichi Sankyo Co Ltd (a)	234,380
6,500	Dainippon Sumitomo Pharma Co Ltd (a)	66,413
13,306	Danone SA (a)	826,925
13,390	de Master Blenders 1753 NV (b)	150,981
2,377	Delhaize Group SA (a)	87,074
55,781	Diageo PLC (a)	1,437,313
9,327	Distribuidora Internacional de Alimentacion SA (a)(b)	43,853
3,658	Edenred (a)	103,702
6,000	Eisai Co Ltd (a)	262,746
10,275	Elan Corp PLC (a)(b)	150,689
1,654	Elekta AB (a)(b)	75,581
20,693	Experian PLC (a)	291,777
62,000	First Pacific Co Ltd/Hong Kong (a)	64,310
2,689	Fresenius SE & Co KGaA (a)	278,414
5,179	Fresenius SE & Co KGaA (a)	365,784
35,399	G4S PLC (a)	154,656
5,065	Getinge AB Class B (a)	125,685
113,366	GlaxoSmithKline PLC (a)	2,574,103
157,000	Golden Agri-Resources Ltd (a)	83,850
2,501	Grifols SA (a)(b)	63,361
3,344	Heineken Holding NV (a)	149,781
5,976	Heineken NV (a)	311,629
3,156	Henkel AG & Co KGaA (a)	175,133
1,600	Hisamitsu Pharmaceutical Co Inc (a)	78,743
10,427	Husqvarna AB Class B (a)	49,179
23,054	Imperial Tobacco Group PLC (a)	887,866
4,111	Intertek Group PLC (a)	172,169
28,130	J Sainsbury PLC (a)	132,902
20,400	Japan Tobacco Inc (a)(d)	604,363
3,210	Jeronimo Martins SGPS SA (a)	54,271
12,000	Kao Corp (a)	330,941
3,000	Kerry Group PLC Class A (a)	131,518
540	Kesko OYJ Class B (a)	14,117
3,000	Kikkoman Corp (a)	37,084
18,000	Kirin Holdings Co Ltd (a)(c)	212,149
26,767	Koninklijke Ahold NV (a)	331,572
6,000	Kyowa Hakko Kirin Co Ltd (a)	61,795
5,271	L’Oreal SA (a)	616,736
2	Lindt & Spruengli AG (a)	73,448
24	Lindt & Spruengli AG (a)	74,173
2,647	Luxottica Group SpA (a)	92,429
6,700	Medipal Holdings Corp (a)	94,906
1,000	MEIJI Holdings Co Ltd (a)	45,920
1,427	Merck KGaA (a)	142,510
12,082	Metcash Ltd (a)	41,856
2,609	Metro AG (a)	76,079
1,500	Miraca Holdings Inc (a)	62,278
5,400	Mitsubishi Tanabe Pharma Corp (a)	77,650
74,173	Nestle SA (a)	4,426,487
4,000	Nippon Meat Packers Inc (a)	52,946
6,500	Nisshin Seifun Group Inc (a)	76,097
2,200	Nissin Foods Holdings Co Ltd (a)	83,660
52,236	Novartis AG (a)	2,920,584

Shares		Value

Consumer, Non-cyclical — (continued)
9,545	Novo Nordisk A/S Class B (a)	$1,384,377
4,772	Novozymes A/S Class B (a)	123,745
32,772	Olam International Ltd (a)	47,465
1,500	Ono Pharmaceutical Co Ltd (a)	94,259
1,049	Orion OYJ Class B (a)	19,869
7,500	Otsuka Holdings Co Ltd (a)	230,214
4,566	Pernod-Ricard SA (a)(c)	488,253
5,515	QIAGEN NV (a)(b)	92,346
1,789	Ramsay Health Care Ltd (a)	41,568
3,311	Randstad Holding NV (a)	97,631
14,543	Reckitt Benckiser Group PLC (a)	768,469
299	Remy Cointreau SA (a)(b)	32,850
15,715	Roche Holding AG (a)	2,714,499
20,937	SABMiller PLC (a)	839,852
27,017	Sanofi (a)	2,045,214
900	Santen Pharmaceutical Co Ltd (a)	36,985
4,700	Secom Co Ltd (a)	215,538
5,524	Securitas AB Class B (a)	42,953
15,180	Serco Group PLC (a)	127,363
140	SGS SA (a)	262,496
6,000	Shimadzu Corp (a)	51,918
10,000	Shionogi & Co Ltd (a)	135,968
12,056	Shire PLC (a)	346,660
7,600	Shiseido Co Ltd (a)	119,925
21,913	Smith & Nephew PLC (a)	219,011
598	Societe BIC SA (a)	61,773
2,268	Sodexo (a)	176,594
11,759	Sonic Healthcare Ltd (a)	153,797
1,057	Sonova Holding AG (a)	102,238
485	Straumann Holding AG (a)	71,334
1,436	Suedzucker AG (a)(b)	50,943
2,000	Suzuken Co Ltd (a)	67,513
4,811	Swedish Match AB (a)	193,910
1,900	Sysmex Corp (a)	75,141
900	Taisho Pharmaceutical Holdings Co Ltd (a)	76,110
17,400	Takeda Pharmaceutical Co Ltd (a)(d)	789,993
12,733	Tate & Lyle PLC (a)(b)	129,215
3,800	Terumo Corp (a)	156,168
176,004	TESCO PLC (a)	855,208
21,098	Teva Pharmaceutical Industries Ltd (a)	831,630
12,000	Toppan Printing Co Ltd (a)	80,157
3,000	Toyo Suisan Kaisha Ltd (a)	80,001
26,937	Transurban Group (a)	157,339
2,600	Tsumura & Co (a)	68,855
2,994	UCB SA (a)	151,243
2,500	Unicharm Corp (a)	142,303
36,447	Unilever NV (a)(c)	1,217,531
28,998	Unilever PLC (a)	973,115
283	William Demant Holding A/S (a)(b)	25,438
50,000	Wilmar International Ltd (a)	144,168
49,492	WM Morrison Supermarkets PLC (a)	206,441
27,156	Woolworths Ltd (a)	747,554
2,400	Yakult Honsha Co Ltd (a)	93,986

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,000	Yamazaki Baking Co Ltd (a)(b)	$26,191

		48,576,126

Diversified — 1.02%
3,262	Exor SpA (a)	70,126
4,301	GEA Group AG (a)	114,634
2,118	Groupe Bruxelles Lambert SA (a)	143,769
45,000	Hutchison Whampoa Ltd (a)	390,326
2,300	Industrivarden AB Class C (a)	29,633
31,300	Keppel Corp Ltd (a)	256,426
5,545	LVMH Moet Hennessy Louis Vuitton SA (a)	843,895
72,000	Noble Group Ltd (a)(b)	64,334
15,000	NWS Holdings Ltd (a)	21,938
16,500	Swire Pacific Ltd Class A (a)	191,909
475	Wendel SA (a)	35,174
33,300	Wharf Holdings Ltd (a)	185,180

		2,347,344

Energy — 7.68%
8,553	AMEC PLC (a)	134,698
16,100	APA Group (a)(b)	82,649
75,831	BG Group PLC (a)	1,551,771
426,316	BP PLC (a)	2,846,678
5,431	Caltex Australia Ltd (a)	75,854
3,958	Cie Generale de Geophysique - Veritas (a)(b)	102,373
19,000	Cosmo Oil Co Ltd (a)	48,360
46,710	Enel Green Power SpA (a)	74,019
54,488	Eni SpA (a)	1,157,608
1,857	Fugro NV (a)	112,644
3,376	Galp Energia SGPS SA (a)	42,801
500	Idemitsu Kosan Co Ltd (a)	44,851
49	Inpex Corp (a)	275,209
1,700	Japan Petroleum Exploration Co (a)	64,726
51,000	JX Holdings Inc (a)	262,855
5,408	Lundin Petroleum AB (a)(b)	101,240
3,060	Neste Oil OYJ (a)	34,434
4,553	OMV AG (a)	143,191
4,925	Petrofac Ltd (a)	107,422
16,662	Repsol YPF SA (a)	267,844
82,388	Royal Dutch Shell PLC Class A (a)	2,775,242
59,312	Royal Dutch Shell PLC Class B (a)	2,070,925
6,427	Saipem SpA (a)	286,223
23,792	Santos Ltd (a)	262,033
3,284	SBM Offshore NV (a)(b)	45,511
7,153	Seadrill Ltd ADR (a)	255,115
4,000	Showa Shell Sekiyu KK (a)(b)(c)	24,556
24,439	Statoil ASA (a)	582,834
5,403	Subsea 7 SA (a)(b)	106,926
2,115	Technip SA (a)	220,417
6,000	TonenGeneral Sekiyu KK (a)(c)	53,350
47,346	Total SA (a)(c)	2,130,997
7,574	Transocean Ltd/Switzerland (a)	339,646
20,906	Tullow Oil PLC (a)	482,861
9,267	Whitehaven Coal Ltd (a)(b)	39,840

Shares		Value

Energy — (continued)
14,817	Woodside Petroleum Ltd (a)	$474,826

		17,682,529

Financial — 21.12%
11,431	3i Group PLC (a)	35,328
13,960	Aberdeen Asset Management PLC (a)(b)	56,837
3,437	Admiral Group PLC (a)	64,061
38,829	Aegon NV (a)	180,073
1,600	Aeon Credit Service Co Ltd (a)	29,679
3,100	Aeon Mall Co Ltd (a)	66,056
60,787	Ageas (a)	120,716
225,200	AIA Group Ltd (a)	777,854
10,315	Allianz SE (a)	1,037,535
69,261	AMP Ltd (a)	275,611
12,000	Aozora Bank Ltd (a)	28,577
41,000	Ascendas Real Estate Investment Trust REIT (a)	69,944
26,429	Assicurazioni Generali SpA (a)(c)	358,347
4,401	ASX Ltd (a)	135,093
59,328	Australia & New Zealand Banking Group Ltd (a)	1,351,497
68,046	Aviva PLC (a)	291,262
39,569	AXA SA (a)	528,988
673	Baloise Holding AG (a)	44,462
50,626	Banca Monte dei Paschi di Siena SpA (a)(b)(c)	12,622
104,786	Banco Bilbao Vizcaya Argentaria SA (a)	748,316
54,189	Banco de Sabadell SA (a)(c)	105,237
41,922	Banco Espirito Santo SA (a)(b)	28,664
56,790	Banco Popolare SC (a)(b)	76,250
29,748	Banco Popular Espanol SA (a)	67,288
208,153	Banco Santander SA (a)	1,376,988
30,426	Bank Hapoalim BM (a)	93,836
36,792	Bank Leumi Le-Israel BM (a)(b)	89,885
36,200	Bank of East Asia Ltd (a)	130,473
8,000	Bank of Kyoto Ltd (a)	60,614
26,000	Bank of Yokohama Ltd (a)	122,931
24,769	Bankia SA (a)(b)(c)	28,983
27	Banque Cantonale Vaudoise (a)(b)	14,309
267,479	Barclays PLC (a)	683,265
6,007	Bendigo & Adelaide Bank Ltd (a)	45,905
22,251	BNP Paribas SA (a)	857,883
79,000	BOC Hong Kong Holdings Ltd (a)	243,198
18,084	British Land Co PLC REIT (a)	144,665
344	CaixaBank (b)(c)	1,115
14,702	CaixaBank (a)(c)	47,867
13,385	Capital Shopping Centres Group PLC REIT (a)	67,598
65,000	CapitaLand Ltd (a)	140,150
37,000	CapitaMall Trust REIT (a)	56,044
5,000	CapitaMalls Asia Ltd (a)(b)	6,237
17,738	Centro Retail Australia REIT (a)(b)	36,002
33,930	CFS Retail Property Trust Group REIT (a)	67,721
33,000	Cheung Kong Holdings Ltd (a)	407,428
18,000	Chiba Bank Ltd (a)	108,119
5,000	Chugoku Bank Ltd (a)	65,160

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
3,712	CNP Assurances (a)(b)	$45,338
78,510	Commerzbank AG (a)(b)	133,345
35,230	Commonwealth Bank of Australia (a)	1,929,359
822	Corio NV REIT (a)	36,191
25,828	Credit Agricole SA (a)(b)	113,965
3,100	Credit Saison Co Ltd (a)	68,925
26,105	Credit Suisse Group AG (a)	477,644
179	Dai-ichi Life Insurance Co Ltd (a)	207,307
1,800	Daito Trust Construction Co Ltd (a)	170,626
31,000	Daiwa Securities Group Inc (a)	116,831
14,593	Danske Bank A/S (a)(b)	202,907
41,000	DBS Group Holdings Ltd (a)	452,873
100	Delek Group Ltd (a)	14,889
2,333	Delta Lloyd NV (a)	32,444
21,296	Deutsche Bank AG (a)	768,644
4,938	Deutsche Boerse AG (a)	266,411
140,676	Dexus Property Group REIT (a)	134,614
19,753	DNB ASA (a)	196,414
3,828	Erste Group Bank AG (a)(b)	72,699
630	Eurazeo (a)	24,260
389	Fonciere Des Regions REIT (a)	27,969
23,000	Fraser & Neave Ltd (a)	128,070
13,000	Fukuoka Financial Group Inc (a)	50,764
4,687	GAM Holding AG (a)	52,327
579	Gecina SA (a)	51,616
6,479	Gjensidige Forsikring ASA (a)(c)	75,488
42,000	Global Logistic Properties Ltd (a)(b)	69,920
30,351	Goodman Group REIT (a)	114,922
34,687	GPT Group REIT (a)	117,331
8,000	Gunma Bank Ltd (a)	37,851
11,000	Hachijuni Bank Ltd (a)	57,180
22,367	Hammerson PLC REIT (a)	155,307
22,000	Hang Lung Group Ltd (a)	136,030
60,000	Hang Lung Properties Ltd (a)	205,237
16,400	Hang Seng Bank Ltd (a)	225,467
2,140	Hannover Rueckversicherung AG (a)	127,477
25,000	Henderson Land Development Co Ltd (a)	138,986
21,200	Hong Kong Exchanges and Clearing Ltd (a)	305,042
11,500	Hopewell Holdings Ltd (a)(b)	32,922
408,396	HSBC Holdings PLC (a)	3,598,069
5,400	Hulic Co Ltd (a)(b)	29,699
19,000	Hysan Development Co Ltd (a)	72,424
611	ICADE REIT (a)	46,210
14,029	ICAP PLC (a)	74,237
25,503	IMMOFINANZ AG (a)	81,148
87,754	ING Groep NV (a)(b)	588,313
43,111	Insurance Australia Group Ltd (a)	154,623
221,640	Intesa Sanpaolo SpA (a)	315,449
49,831	Intesa Sanpaolo SpA (a)	56,736
6,312	Investec PLC (a)	36,837
3,501	Investment AB Kinnevik Class B (a)	70,273
10,005	Investor AB Class B (a)	191,027
20	Israel Corp Ltd (a)	11,310
8,000	Iyo Bank Ltd (a)	63,887
31	Japan Prime Realty Investment Corp REIT (a)	87,258

Shares		Value

Financial — (continued)
12	Japan Real Estate Investment Corp REIT (a)	$110,025
33	Japan Retail Fund Investment Corp REIT (a)	52,346
15,000	Joyo Bank Ltd (a)	68,254
4,693	Julius Baer Group Ltd (a)	170,153
5,304	KBC Groep NV (a)	112,166
32,000	Keppel Land Ltd (a)	82,348
9,000	Kerry Properties Ltd (a)	38,729
2,200	Klepierre REIT (a)	72,301
18,687	Land Securities Group PLC REIT (a)	216,360
125,667	Legal & General Group PLC (a)	251,044
16,048	Lend Lease Group (a)	119,350
49,500	Link REIT REIT (a)	202,894
983,986	Lloyds Banking Group PLC (a)(b)	480,608
3,486	London Stock Exchange Group PLC (a)	54,978
7,737	Macquarie Group Ltd (a)	208,929
31,331	Man Group PLC (a)	37,465
19,957	Mapfre SA (a)(c)	40,600
6,838	Mediobanca SpA (a)	30,156
98,016	Mirvac Group REIT (a)	128,791
29,000	Mitsubishi Estate Co Ltd (a)	520,283
281,300	Mitsubishi UFJ Financial Group Inc (a)(d)	1,347,674
1,570	Mitsubishi UFJ Lease & Finance Co Ltd (a)	65,305
19,000	Mitsui Fudosan Co Ltd (a)	368,654
300	Mizrahi Tefahot Bank Ltd (a)(b)	2,341
500,100	Mizuho Financial Group Inc (a)(d)	844,791
12,000	MS&AD Insurance Group Holdings (a)	209,943
4,028	Muenchener Rueckversicherungs AG (a)	568,369
49,788	National Australia Bank Ltd (a)	1,212,716
27,367	Natixis (a)	73,718
102,000	New World Development Co Ltd (a)	120,192
15	Nippon Building Fund Inc REIT (a)	145,030
22,000	Nishi-Nippon City Bank Ltd (a)	53,414
8,750	NKSJ Holdings Inc (a)	186,269
78,100	Nomura Holdings Inc (a)	291,980
1,900	Nomura Real Estate Holdings Inc (a)	34,793
5	Nomura Real Estate Office Fund Inc REIT (a)(b)	28,206
58,608	Nordea Bank AB (a)	505,080
24	NTT Urban Development Corp (a)(b)	19,417
102,368	Old Mutual PLC (a)(b)	243,296
2,780	ORIX Corp (a)	259,084
55,000	Oversea-Chinese Banking Corp Ltd (a)	384,609
1,248	Pargesa Holding SA (a)	74,300
354	Partners Group Holding AG (a)	62,960
6,326	Pohjola Bank PLC Class A (a)	73,823
56,155	Prudential PLC (a)	650,675
26,000	QBE Insurance Group Ltd (a)	359,339
1,880	Raiffeisen Bank International AG (a)(c)	61,551
3,923	Ratos AB (a)	37,251

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
32,086	Resolution Ltd (a)	$98,651
46,400	Resona Holdings Inc (a)	191,148
43,315	Royal Bank of Scotland Group PLC (a)(b)	146,655
66,584	RSA Insurance Group PLC (a)	112,927
8,275	Sampo OYJ Class A (a)(c)	214,694
3,063	Schroders PLC (a)	64,155
2,883	SCOR SE (a)	69,891
9,602	Segro PLC REIT (a)	32,699
4,000	Seven Bank Ltd (a)(b)	10,272
44,000	Shinsei Bank Ltd (a)	53,530
14,000	Shizuoka Bank Ltd (a)	144,049
23,000	Singapore Exchange Ltd (a)	115,548
74,800	Sino Land Co Ltd (a)	113,581
37,408	Skandinaviska Enskilda Banken AB (a)	242,945
15,817	Societe Generale SA Class A (a)(b)	370,903
3,500	Sony Financial Holdings Inc (a)	57,126
52,973	Standard Chartered PLC (a)	1,150,313
53,061	Standard Life PLC (a)	194,195
55,004	Stockland (a)	174,577
29,600	Sumitomo Mitsui Financial Group Inc (a)(d)	977,834
67,860	Sumitomo Mitsui Trust Holdings Inc (a)	202,808
8,000	Sumitomo Realty & Development Co Ltd (a)	196,771
34,000	Sun Hung Kai Properties Ltd (a)	404,224
32,385	Suncorp Group Ltd (a)	270,611
4,000	Suruga Bank Ltd (a)	40,969
10,826	Svenska Handelsbanken AB Class A (a)	355,913
19,671	Swedbank AB Class A (a)	309,896
358	Swiss Life Holding AG (a)	33,742
848	Swiss Prime Site AG (a)(b)	70,733
7,574	Swiss Re AG (a)	477,479
13,800	T&D Holdings Inc (a)	147,010
16,000	Tokio Marine Holdings Inc (a)	401,490
17,000	Tokyu Land Corp (a)	84,384
1,352	Tryg A/S (a)	76,002
81,177	UBS AG (a)	949,948
2,138	Unibail-Rodamco SE REIT (a)	393,842
96,223	UniCredit SpA (a)(b)	364,841
26,326	Unione di Banche Italiane SCPA (a)	86,013
29,000	United Overseas Bank Ltd (a)	430,636
9,000	UOL Group Ltd (a)	35,279
700	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	28,297
46,980	Westfield Group REIT (a)	459,999
68,420	Westfield Retail Trust REIT (a)	200,689
68,103	Westpac Banking Corp (a)	1,487,113
12,000	Wheelock & Co Ltd (a)	45,598
7,000	Yamaguchi Financial Group Inc (a)	61,734
3,251	Zurich Insurance Group AG (a)	735,129

		48,609,168

Industrial — 10.72%
48,058	ABB Ltd (a)	784,701

Shares		Value

Industrial — (continued)
738	Acciona SA (a)(c)	$44,117
1,899	ACS Actividades de Construccion y Servicios SA (a)(c)	40,678
2,100	Advantest Corp (a)	32,828
689	Aeroports de Paris (a)	52,113
4,360	Aker Solutions ASA (a)	61,865
7,661	Alfa Laval AB (a)	131,269
5,153	Alstom SA (a)(b)(c)	163,034
7,000	Amada Co Ltd (a)	41,418
28,421	Amcor Ltd/Australia (a)	207,476
1,239	Andritz AG (a)(b)	63,715
10	AP Moeller - Maersk A/S (a)	62,244
37	AP Moeller - Maersk A/S Class B (a)	242,628
24,000	Asahi Glass Co Ltd (a)(c)	161,909
26,410	Asciano Ltd (a)	118,623
8,628	Assa Abloy AB Series B (a)	240,946
14,826	Atlas Copco AB Class A (a)	319,067
10,362	Atlas Copco AB Class B (a)	197,450
18,500	Auckland International Airport Ltd (a)(b)	36,283
68,468	BAE Systems PLC (a)	310,300
15,187	Balfour Beatty PLC (a)	70,988
9,441	Boral Ltd (a)	28,773
4,157	Bouygues SA (a)(c)	111,548
3,500	Brother Industries Ltd (a)	40,072
1,244	Campbell Brothers Ltd (a)(b)	69,741
8,600	Casio Computer Co Ltd (a)(c)	56,391
35	Central Japan Railway Co (a)	275,656
10,000	Cheung Kong Infrastructure Holdings Ltd (a)	60,538
6,000	Chiyoda Corp (a)	73,514
9,449	Cie de St-Gobain (a)(c)	349,134
22,856	Cobham PLC (a)	83,231
51,000	ComfortDelGro Corp Ltd (a)	62,453
1,000	Cosco Corp Singapore Ltd (a)(b)	785
18,690	CRH PLC (a)	358,066
5,100	Daikin Industries Ltd (a)	143,628
21,149	Deutsche Post AG (a)	374,200
4,706	DSV A/S (a)	93,311
7,400	East Japan Railway Co (a)	464,655
500	Elbit Systems Ltd (a)	17,216
9,433	European Aeronautic Defence & Space Co NV (a)	334,785
4,400	FANUC Corp (a)(d)	723,277
7,030	Ferrovial SA (a)	79,282
5,712	Finmeccanica SpA (a)(b)	23,096
12,823	Fletcher Building Ltd (a)	60,695
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)	71,236
11,000	Fuji Electric Co Ltd (a)	26,833
9,800	FUJIFILM Holdings Corp (a)	185,673
9,000	Furukawa Electric Co Ltd (a)	21,287
740	Geberit AG (a)	145,986
11,869	Groupe Eurotunnel SA (a)	96,475
4,000	GS Yuasa Corp (a)	18,288
1,300	Hamamatsu Photonics KK (a)	44,104
21,000	Hankyu Hanshin Holdings Inc (a)(b)	106,050
3,022	HeidelbergCement AG (a)	145,085
6,674	Hexagon AB Class B (a)(c)	114,559

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
500	Hirose Electric Co Ltd (a)	$49,495
3,600	Hitachi Construction Machinery Co Ltd (a)	67,990
98,000	Hitachi Ltd (a)(d)	604,252
574	Hochtief AG (a)(b)	27,824
5,279	Holcim Ltd (a)	292,486
12,100	Hoya Corp (a)	266,563
130,000	Hutchison Port Holdings Trust (a)	92,925
1,500	Ibiden Co Ltd (a)	27,171
17,000	IHI Corp (a)	36,363
1,235	Imerys SA (a)	62,961
5,791	IMI PLC (a)(b)	75,608
28,723	Invensys PLC (a)	100,062
7,067	James Hardie Industries SE (a)	58,267
5,000	JGC Corp (a)	144,957
13,000	Kajima Corp (a)	38,167
6,000	Kamigumi Co Ltd (a)	47,731
33,000	Kawasaki Heavy Industries Ltd (a)	90,501
13,000	Kawasaki Kisen Kaisha Ltd (a)(b)(c)	25,822
14,000	Keikyu Corp (a)	127,377
11,000	Keio Corp (a)	79,728
11,000	Keisei Electric Railway Co Ltd (a)	92,923
990	Keyence Corp (a)	244,899
3,000	Kinden Corp (a)(b)	19,648
36,000	Kintetsu Corp (a)(c)	143,532
21,600	Komatsu Ltd (a)(d)	515,621
3,521	Kone OYJ (a)	212,645
11,000	Konica Minolta Holdings Inc (a)	86,658
1,663	Koninklijke Boskalis Westminster NV (a)	54,876
23,360	Koninklijke Philips Electronics NV (a)	460,326
1,486	Koninklijke Vopak NV (a)	95,315
26,000	Kubota Corp (a)	240,276
1,004	Kuehne + Nagel International AG (a)	106,367
1,600	Kurita Water Industries Ltd (a)	37,010
3,400	Kyocera Corp (a)	294,236
4,920	Lafarge SA (a)(b)(c)	219,719
5,005	Legrand SA (a)(c)	169,855
4,452	Leighton Holdings Ltd (a)(c)	74,987
6,200	LIXIL Group Corp (a)	130,846
500	Mabuchi Motor Co Ltd (a)(b)	19,931
3,300	Makita Corp (a)	115,762
1,279	MAN SE (a)	130,811
1,000	Maruichi Steel Tube Ltd (a)(b)	21,524
12,460	Meggitt PLC (a)	75,376
3,281	Metso OYJ (a)	113,126
43,000	Mitsubishi Electric Corp (a)	359,758
63,000	Mitsubishi Heavy Industries Ltd (a)	256,105
28,000	Mitsui OSK Lines Ltd (a)	100,936
38,500	MTR Corp Ltd (a)	132,165
4,400	Murata Manufacturing Co Ltd (a)	231,443
3,400	Nabtesco Corp (a)	75,834
59,000	NEC Corp (a)(b)	91,803
1,000	Neptune Orient Lines Ltd/Singapore (a)(b)	883
2,400	Nidec Corp (a)	182,481
7,700	Nikon Corp (a)	234,394
9,000	Nippon Electric Glass Co Ltd (a)	53,753

Shares		Value

Industrial — (continued)
13,000	Nippon Express Co Ltd (a)	$53,682
43,000	Nippon Yusen KK (a)	113,728
12,000	NSK Ltd (a)	77,754
10,000	NTN Corp (a)	31,479
15,000	Obayashi Corp (a)	65,870
14,000	Odakyu Electric Railway Co Ltd (a)	139,192
5,200	Olympus Corp (a)(b)	84,264
5,400	Omron Corp (a)	114,434
6,000	Orient Overseas International Ltd (a)	29,427
19,493	Orkla ASA (a)	141,459
2,794	Prysmian SpA (a)	41,675
40,923	QR National Ltd (a)	143,351
22,669	Rexam PLC (a)	149,578
1,253	Rexel SA (a)(b)	21,402
800	Rinnai Corp (a)	55,201
43,658	Rolls-Royce Holdings PLC (a)	588,067
4,627,748	Rolls-Royce Holdings PLC Class C (b)(e)	7
4,579	Safran SA (a)	170,048
23,404	Sandvik AB (a)	300,150
1,140	Schindler Holding AG (a)	127,460
400	Schindler Holding AG (a)(b)	45,109
11,423	Schneider Electric SA (a)	634,934
25,000	SembCorp Industries Ltd (a)	102,327
14,000	SembCorp Marine Ltd (a)	53,440
14,000	Shimizu Corp (a)	48,571
18,382	Siemens AG (a)	1,544,591
60	Sika AG (a)	115,861
2,094	Sims Metal Management Ltd (a)	20,739
23,000	Singapore Technologies Engineering Ltd (a)	56,701
11,389	Skanska AB Class B (a)	174,531
8,802	SKF AB Class B (a)	173,505
1,200	SMC Corp/Japan (a)	208,053
7,485	Smiths Group PLC (a)	118,755
436	Sulzer AG (a)	51,693
7,000	Sumitomo Heavy Industries Ltd (a)	31,521
500	Sydney Airport (a)(b)	1,490
15,000	Taiheiyo Cement Corp (a)(b)	34,443
23,000	Taisei Corp (a)	61,647
10,145	Tenaris SA (a)	178,409
1,577	Thales SA (a)	52,103
1,800	THK Co Ltd (a)	34,029
10,047	TNT Express NV (a)(c)	117,856
24,000	Tobu Railway Co Ltd (a)	126,177
27,000	Tokyu Corp (a)	127,097
22,181	Toll Holdings Ltd (a)	91,201
92,000	Toshiba Corp (a)(d)	350,185
6,000	TOTO Ltd (a)	44,739
3,800	Toyo Seikan Kaisha Ltd (a)	46,118
5,000	Ushio Inc (a)	61,973
2,693	Vallourec SA (a)	110,039
10,996	Vinci SA (a)	513,901
4,475	Wartsila OYJ Abp (a)	146,610
3,983	Weir Group PLC (a)(c)	95,648
3,700	West Japan Railway Co (a)	152,211
4,439	WorleyParsons Ltd (a)	115,266
9,500	Yamato Holdings Co Ltd (a)	152,966

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
97,000	Yangzijiang Shipbuilding Holdings Ltd (a)(c)	$77,790
5,000	Yaskawa Electric Corp (a)(c)	38,094
5,700	Yokogawa Electric Corp (a)	58,929
4,492	Zardoya Otis SA (a)	49,937
562	Zodiac Aerospace (a)(b)	57,169

		24,679,935

Technology — 2.25%
9,049	Amadeus IT Holding SA Class A (a)	191,715
30,947	ARM Holdings PLC (a)	244,938
2,100	ASM Pacific Technology Ltd (a)	26,843
9,398	ASML Holding NV (a)	482,646
1,536	AtoS (a)(b)	91,858
25,500	Canon Inc (a)(c)(d)	1,017,719
3,680	Cap Gemini SA (a)	135,445
12,968	Computershare Ltd (a)	99,122
1,310	Dassault Systemes SA (a)	122,907
41,000	Fujitsu Ltd (a)	196,214
1,461	Gemalto NV (a)(b)	104,934
21,777	Infineon Technologies AG (a)	147,392
600	Itochu Techno-Solutions Corp (a)(b)(c)	28,958
1,500	Konami Corp	33,627
1,200	Nexon Co Ltd (a)(b)	23,492
1,100	Nomura Research Institute Ltd (a)	24,206
30	NTT Data Corp (a)	92,078
700	Oracle Corp Japan (a)	30,130
300	Otsuka Corp (a)(b)	25,540
16,000	Ricoh Co Ltd (a)	135,033
3,300	Rohm Co Ltd (a)	127,164
29,718	Sage Group PLC (a)	129,294
20,312	SAP AG (a)	1,202,786
3,500	Seiko Epson Corp (a)	35,518
1,300	Square Enix Holdings Co Ltd (a)(b)	20,476
18,007	STMicroelectronics NV (a)	97,988
3,200	Sumco Corp (a)(b)	29,109
2,500	TDK Corp (a)	101,771
3,900	Tokyo Electron Ltd (a)	182,890

		5,181,793

Utilities — 4.10%
12,274	AGL Energy Ltd (a)	186,525
118,596	Centrica PLC (a)	592,787
15,400	Chubu Electric Power Co Inc (a)	249,721
6,900	Chugoku Electric Power Co Inc (a)	113,800
47,000	CLP Holdings Ltd (a)	399,446
5,305	Contact Energy Ltd (a)	20,526
39,261	E.ON AG (a)	848,398
53,997	EDP - Energias de Portugal SA (a)	127,736
2,600	Electric Power Development Co Ltd (a)	68,326
7,548	Electricite de France SA (a)	167,940
3,889	Enagas SA (a)	70,960
157,305	Enel SpA (a)	507,917
10,971	Fortum OYJ (a)	208,344
8,882	Gas Natural SDG SA (a)	114,042

Shares		Value

Utilities — (continued)
28,447	GDF Suez (a)	$678,401
3,600	Hokkaido Electric Power Co Inc (a)	46,526
2,800	Hokuriku Electric Power Co (a)	43,601
105,490	Hong Kong & China Gas Co Ltd (a)	224,093
82,807	Iberdrola SA (a)	390,951
15,800	Kansai Electric Power Co Inc (a)	189,482
7,600	Kyushu Electric Power Co Inc (a)	90,161
78,017	National Grid PLC (a)	826,212
27,148	Origin Energy Ltd (a)	341,901
45,000	Osaka Gas Co Ltd (a)	188,537
32,500	Power Assets Holdings Ltd (a)	243,886
2,731	Red Electrica Corp SA (a)(c)	119,196
700	RWE AG (a)	25,993
11,022	RWE AG (a)	450,741
5,929	Severn Trent PLC (a)	153,604
4,300	Shikoku Electric Power Co Inc (a)	91,407
36,835	Snam SpA (a)	165,026
5,750	SP AusNet (a)	6,026
20,808	SSE PLC (a)	453,610
5,338	Suez Environnement Co (a)	57,397
30,147	Terna Rete Elettrica Nazionale SpA (a)	108,938
11,000	Toho Gas Co Ltd (a)	68,269
8,500	Tohoku Electric Power Co Inc (a)(b)	85,406
36,100	Tokyo Electric Power Co Inc (a)(b)	69,875
58,000	Tokyo Gas Co Ltd (a)	296,439
20,009	United Utilities Group PLC (a)	211,802
7,100	Veolia Environnement SA (a)	89,909
1,392	Verbund AG (a)	31,887

		9,425,744

TOTAL COMMON STOCK — 94.89% (Cost $241,820,327)		$218,376,160

PREFERRED STOCK
Consumer, Cyclical — 0.04%
1,972	Bayerische Motoren Werke AG (a)	97,277

Consumer, Non-cyclical — 0.12%
4,073	Henkel AG & Co KGaA (a)	270,634

TOTAL PREFERRED STOCK — 0.16% (Cost $362,816)		$367,911

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,999,565	Undivided interest of 4.24% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $1,999,565 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	$1,999,565

1,999,565	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $1,999,565 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	1,999,565

1,463,594	Undivided interest of 5.53% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $1,463,594 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	1,463,594

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,999,565	Undivided interest of 4.30% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $1,999,565 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$1,999,565

TOTAL SECURITIES LENDING COLLATERAL — 3.24% (Cost $7,462,289)		$7,462,289

SHORT TERM INVESTMENTS
5,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/02/2012	4,999,997
665,000	U.S. Treasury Bills(f)
	0.08%, 09/20/2012	664,879

TOTAL SHORT TERM INVESTMENTS — 2.46% (Cost $5,664,876)		$5,664,876

TOTAL INVESTMENTS — 100.75% (Cost $255,310,308)		$231,871,236

OTHER ASSETS & LIABILITIES, NET — (0.75)%		$(1,721,037)

TOTAL NET ASSETS — 100.00%		$230,150,199

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Domestic security is fair valued at June 29, 2012.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

At June 29, 2012, the Portfolio held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

DJ EURO STOXX 50 Index Long Futures	148	EUR	$3,337,400	September 2012	$	190,400

FTSE 100 Equity Index Long Futures	37	GBP	$2,043,510	September 2012	$	64,218

SFE SPI 200 Equity Index Long Futures	11	AUD	$1,115,675	September 2012	$	1,563

TSE TOPIX Equity Index Long Futures	28	JPY	$215,320,000	September 2012	$	201,090

Net Appreciation					$	457,271

At June 29, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AUD	CIT	927,201	USD	917,081	September 2012	$24,757
AUD	CS	95,900	USD	95,199	September 2012	2,215
AUD	RBS	199,200	USD	199,245	September 2012	4,636
EUR	CS	522,500	USD	653,756	September 2012	7,933
EUR	RBS	2,924,400	USD	3,666,065	September 2012	37,124
GBP	BB	1,680,503	USD	2,614,737	September 2012	16,605
GBP	CIT	54,800	USD	85,004	September 2012	802
GBP	CS	310,400	USD	483,360	September 2012	2,666
GBP	RBS	162,100	USD	252,445	September 2012	1,427
JPY	CIT	174,964,287	USD	2,206,192	September 2012	(14,834)
JPY	CS	38,520,000	USD	483,632	September 2012	(1,184)
JPY	RBS	7,410,000	USD	93,139	September 2012	(438)
USD	CS	745,508	JPY	59,720,000	September 2012	(2,461)
USD	CS	206,526	AUD	204,700	September 2012	(1,405)
USD	CS	947,287	EUR	747,700	September 2012	406
USD	CS	786,875	GBP	501,900	September 2012	997

					Net Appreciation	$79,246

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:
CIT	Citigroup, Inc.
CS	Credit Suisse Group AG
RBS	Royal bank of Scotland

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Summary of Investments by Country as of June 29, 2012.

Country	Value	Percentage of Portfolio Investments
Australia	$18,957,698	8.18%
Austria	571,441	0.25
Belgium	2,474,104	1.07
Bermuda	255,115	0.11
China	77,790	0.03
Denmark	2,571,659	1.11
Finland	1,654,042	0.71
France	18,853,566	8.13
Germany	17,314,006	7.47
Greece	110,839	0.05
Guernsey	98,651	0.04
Hong Kong	6,444,358	2.78
Ireland	1,684,240	0.73
Israel	1,268,646	0.55
Italy	4,585,969	1.98
Japan	48,252,020	20.81
Jersey	194,568	0.08
Luxembourg	767,892	0.33
Mexico	112,230	0.05
Netherlands	10,920,160	4.71
New Zealand	291,873	0.13
Norway	1,593,948	0.69
Portugal	313,578	0.13
Singapore	4,017,355	1.73
Spain	5,767,386	2.49
Sweden	6,782,293	2.92
Switzerland	19,433,377	8.38
Taiwan	36,167	0.01
United Kingdom	43,318,361	18.68
United States	13,147,904	5.67

Total	$231,871,236	100.00%

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim International Index Portfolio

ASSETS:
Investments in securities, market value (including $6,732,436 of securities on loan)(a)	$231,871,236
Cash	3,559,385
Cash denominated in foreign currencies(b)	1,219,845
Dividends and interest receivable	287,817
Subscriptions receivable	452,828
Receivable for investments sold	219,101
Variation margin on futures contracts	286,426
Unrealized appreciation on forward foreign currency contracts	99,568

Total Assets	237,996,206

LIABILITIES:
Payable to investment adviser	120,953
Payable upon return of securities loaned	7,462,289
Redemptions payable	91,567
Payable for investments purchased	150,876
Unrealized depreciation on forward foreign currency contracts	20,322

Total Liabilities	7,846,007

NET ASSETS	$230,150,199

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,678,918
Paid-in capital in excess of par	248,687,931
Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(22,899,825)
Undistributed net investment income	3,338,207
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,655,032)

TOTAL NET ASSETS	$230,150,199

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	26,789,179

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.59

(a) Cost of investments	$255,310,308
(b) Cost of cash denominated in foreign currencies	$1,217,115

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim International Index Portfolio

INVESTMENT INCOME:
Interest	$591
Income from securities lending	164,538
Dividends	4,484,236
Foreign withholding tax	(517,182)

Total Income	4,132,183

EXPENSES:
Management fees	703,645

Total Expenses	703,645

NET INVESTMENT INCOME	3,428,538

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(689,535)
Net realized gain on futures contracts	71,935
Change in net unrealized appreciation on investments and foreign currency translations	487,576
Change in net unrealized appreciation on futures contracts	335,797
Change in net unrealized appreciation on forward foreign currency contracts	71,776

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency	277,549

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,706,087

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim International Index Portfolio	2012 (Unaudited)	2011 (a)

OPERATIONS:
Net investment income	$3,428,538	$3,187,073
Net realized loss on investments and foreign currency transactions	(689,535)	(429,932)
Net realized gain (loss) on futures contracts	71,935	(455,517)
Net realized gain (loss) on forward foreign currency contracts	–	(3,688)
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	487,576	(23,923,918)
Change in net unrealized appreciation on futures contracts	335,797	121,475
Change in net unrealized appreciation on forward foreign currency contracts	71,776	7,470

Net Increase (Decrease) in Net Assets Resulting from Operations	3,706,087	(21,497,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(19,164)
From net investment income	–	(3,425,700)

Total Distributions	0	(3,444,864)

CAPITAL SHARE TRANSACTIONS:
Shares sold	84,433,520	206,093,541
Shares issued in reinvestment of distributions	–	3,444,864
Shares redeemed	(14,565,845)	(28,020,067)

Net Increase in Net Assets Resulting from Capital Share Transactions	69,867,675	181,518,338

Total Increase in Net Assets	73,573,762	156,576,437

NET ASSETS:
Beginning of period	156,576,437	—

End of period (b)	$230,150,199	$156,576,437

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	9,648,916	21,312,916
Shares issued in reinvestment of distributions	–	421,133
Shares redeemed	(1,665,645)	(2,928,141)

Net Increase	7,983,271	18,805,908

(a) The Portfolio’s inception date was January 13, 2011.
(b) Including undistributed and (overdistributed) net investment income:	$3,338,207	$(90,331)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Maxim International Index Portfolio - Initial Class	Period Ended June 29, 2012 (Unaudited)		Year Ended December 31, 2011 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$8.33		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.19
Net realized and unrealized gain (loss)	0.14		(1.67)

Total Income (Loss) From Investment Operations	0.26		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		0.00	(b)
From net investment income	–		(0.19)

Total Distributions	0.00		(0.19)

NET ASSET VALUE, END OF PERIOD	$8.59		$8.33

TOTAL RETURN(c)	3.12%	(d)	(14.77%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$230,150		$156,576
Ratio of expenses to average net assets	0.70%	(e)	0.70%	(e)
Ratio of net investment income to average net assets	3.41%	(e)	2.50%	(e)
Portfolio turnover rate	1%	(d)	4%	(d)

(a)	The Portfolio’s inception date was January 13, 2011.
(b)	The distribution from return of capital was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Portfolio, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$—	$20,739	$—	$20,739
Foreign Common Stock	389,399	217,966,015	7	218,355,421
Preferred Stock	—	367,911	—	367,911
Securities Lending Collateral	—	7,462,289	—	7,462,289
Short Term Investments	—	5,664,876	—	5,664,876
Derivative Investments:
Forward Foreign Currency Contracts	—	99,568	—	99,568
Futures Contracts	457,271	—	—	457,271
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts	—	20,322	—	20,322

Total Investments(a)	$846,670	$231,561,076	$7	$232,407,753

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $74,356,753 and $2,786,839, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $255,453,228. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,083,678 and gross depreciation of securities in which there was an excess of tax cost over value of $32,665,670 resulting in net depreciation of $23,581,992.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$99,568	Unrealized depreciation on forward foreign currency contracts	$20,322

futures contracts	Variation margin on futures contracts	$286,426

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
forward foreign currency contracts			Change in net unrealized appreciation on forward foreign currency contracts	$71,776

futures contracts	Net realized gain on futures contracts	$71,935	Change in net unrealized appreciation on futures contracts	$335,797

The number of futures contracts held at June 29, 2012 is higher than the average outstanding during the period. As of June 29, 2012, the Portfolio held 224 futures contracts. The average number of futures contracts outstanding during the period was 136.

The notional value of open currency forward contracts held at June 29, 2012 is lower than the average outstanding during the period. As of June 29, 2012, the Portfolio held a notional value of $14,436,051. The average notional value outstanding during the period was $36,142,042.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

6.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $6,732,436 and received collateral of $7,462,289 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against the index the Portfolio is designed to track. Due to the Portfolio’s recent inception in January 2011, this information only included returns for the fourth quarter ended December 31, 2011. The Board noted that the Portfolio outperformed the index for this period. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was at the higher end of the range of the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was just above the median expense ratio for the applicable Morningstar fund category. However, the Board considered that the Portfolio’s total expense ratio was within the range of those of similar funds, even though the Portfolio had an expense ratio that was at the higher end of the range. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that the Sub-Adviser is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012